Warrant Liability (Details Textual) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 09, 2012 Institutional Investor [Member] Common Stock [Member]	Dec. 31, 2013 Series A Warrants [Member]	Apr. 09, 2012 Series A Warrants [Member] Institutional Investor [Member]	Apr. 30, 2012 Series A Warrants [Member] Institutional Investor [Member]	Oct. 31, 2012 Series B Warrants [Member]	Sep. 30, 2012 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Apr. 09, 2012 Series B Warrants [Member] Institutional Investor [Member]	Apr. 30, 2012 Series B Warrants [Member] Institutional Investor [Member]	Mar. 15, 2011 Deerfield Warrant [Member]	Mar. 31, 2013 Deerfield Warrant [Member]	Apr. 30, 2012 Deerfield Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants To Purchase Common Stock Shares						6,517,648		6,517,648					6,517,648		6,000,000
Debt Instrument, Increase (Decrease), Net, Total																$ 7,500,000
Class of Warrant or Right Exercised During Period							1,109,010			4,627,941	1,133,824	5,761,765				6,000,000
Proceeds from Warrant Exercises	$ 0	$ 1,275,000	$ 1,275,000	$ 4,897,000	$ 0		$ 1,275,000			$ 3,934,000	$ 964,000
Class Of Warrant Or Right Subject To Expiry							5,408,638
Investment Warrants Expiration Date							Apr. 30, 2018					Oct. 31, 2012
Class Of Warrant Or Right Expiry Term									six-year					six-month
Class Of Warrant Or Right Expired During Period												755,883
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.15				$ 0.85	$ 0.85		$ 1.57		$ 1.25